Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
Depreciable lives by major classification are as follows:

Building and improvements	20	-	40	years
Machinery, equipment and other	2	-	15	years
Property, plant and equipment consist of the following:

	September 30,
	2013	2012
Land, buildings and improvements	$164,654	$88,580
Machinery, equipment and other	405,126	247,065
Construction in progress	46,668	18,366
	$616,448	$354,011
Less accumulated depreciation	203,897	139,994
	$412,551	$214,017